1933 Act Registration No. 333-56507

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14/A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

[X]      Pre-Effective                                      [ ] Post-Effective
         Amendment No. 1                                        Amendment No.

                       EVERGREEN SELECT FIXED INCOME TRUST
                   (Evergreen Select International Bond Fund)
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                      -----------------------------------
                    (Address of Principal Executive Offices)

                             Michael H. Koonce, Esq.
                     Keystone Investment Management Company
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                          1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

         Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

         The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940 (File No. 333- 36019); accordingly, no fee is payable herewith. Pursuant to Rule 429, this Registration Statement relates to the
aforementioned   registration  on  Form  N-1A.  A  Rule  24f-2  Notice  for  the
Registrant's fiscal year ended September 30, 1998 will be filed with the Commission on or about December 29, 1998.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall


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thereafter  become  effective in accordance  with section 8(a) of the Securities
Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a) may determine.


                                     PART A

     The Prospectus/Proxy Statement for Evergreen Select Fixed Income Trust is contained in Registration Statement No. 333-56507 filed on June 10, 1998 and is incorporated by reference herein.


                                     PART B

     The Statement of Additional Information for Evergreen Select Fixed
Income Trust is contained in Registration Statement No. 333-56507 filed on June 10, 1998 and is incorporated by reference herein.

                                     PART C

     The responses to Part C are contained in Registration Statement No. 333-56507 filed on June 10, 1998 and are incorporated by reference herein.





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                                   SIGNATURES

         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of Columbus and State of Ohio, on the 7th day of July, 1998.

                                 EVERGREEN SELECT FIXED INCOME TRUST

                                 By:      /s/ William J. Tomko
                                          -----------------------
                                          Name:  William J. Tomko
                                          Title: President

         As required by the Securities Act of 1933, the following persons have signed this amendment to the Registration Statement in the capacities indicated on the 7th day of July, 1998.

Signatures                                                    Title
----------                                                    -----

/s/William J. Tomko                                           President and
-------------------                                           Treasurer
William J. Tomko

/s/Laurence B. Ashkin*                                        Trustee
---------------------
Laurence B. Ashkin

/s/Charles A. Austin III*                                     Trustee
-------------------------
Charles A. Austin III

/s/K. Dun Gifford*                                            Trustee
-----------------
K. Dun Gifford

/s/James S. Howell*                                           Trustee
------------------
James S. Howell

/s/Leroy Keith, Jr.*                                          Trustee
-------------------
Leroy Keith, Jr.


/s/Gerald M. McDonnell*                                       Trustee
----------------------
Gerald M. McDonnell

/s/Thomas L. McVerry*                                         Trustee
--------------------


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Thomas L. McVerry

/s/William Walt Pettit*                                       Trustee
---------------------
William Walt Pettit

/s/David M. Richardson*                                       Trustee
----------------------
David M. Richardson

/s/Russell A. Salton III*                                     Trustee
-------------------------
Russell A. Salton III

/s/Michael S. Scofield*                                       Trustee
----------------------
Michael S. Scofield

/s/Richard J. Shima*                                          Trustee
-------------------
Richard J. Shima

* By:             /s/William J. Tomko
                  -------------------
                  Attorney-in-Fact

         William J. Tomko, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to the Registration Statement on Form N-14 filed June 10, 1998.




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